Valent Technologies LLC agreement (Detail Textuals) (Assignment Agreement, USD $)	0 Months Ended
Sep. 12, 2010
Agreement [Line Items]
Consideration paid to acquire patent and prototype of drug product	$ 250,000
Valent Technologies, LLC
Agreement [Line Items]
Lease amount of financing transaction	$ 2,000,000